Condensed financial information of the parent company - Parent Company Balance sheets (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Non-current assets
Cash	$ 190,758	$ 1,570,035
Deferred offering costs		385,193
Total assets	68,963,140	31,442,963
CURRENT LIABILITIES
Due to related party	1,426,631	187,062
Accrued expenses and other current liabilities	545,632	639,125
Total current liabilities	5,643,116	7,703,610
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 20,319,276 and 10,000,000 ordinary shares issued and outstanding at September 30, 2021 and 2020, respectively	52,980,825	14,005,621
Additional paid-in capital	8,865,199	7,890,199
Statutory reserves	315,808	129,497
Retained earnings	394,556	259,507
Accumulated other comprehensive income (loss)	122,564	(966,782)
Total shareholders' equity	62,678,952	23,118,042	$ 17,995,613	$ 17,040,201
Total liabilities and shareholders' equity	68,963,140	31,442,963
Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Convertible preferred shares, no par value, an unlimited number of convertible preferred shares authorized, nil and 500,000 convertible preferred shares issued and outstanding at September 30, 2021 and 2020, respectively		1,800,000
Parent Company
Non-current assets
Cash	8,105
Deferred offering costs		322,792
Investment in subsidiaries	65,012,468	23,646,021
Total assets	65,020,573	23,968,831
CURRENT LIABILITIES
Due to related party	1,959,971	626,121
Accrued expenses and other current liabilities	381,650	224,650
Total current liabilities	2,341,621	850,771
SHAREHOLDERS' EQUITY
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 20,319,276 and 10,000,000 ordinary shares issued and outstanding at September 30, 2021 and 2020, respectively	52,980,825	14,005,621
Convertible preferred shares, no par value, an unlimited number of convertible preferred shares authorized, nil and 500,000 convertible preferred shares issued and outstanding at September 30, 2021 and 2020, respectively		1,800,000
Additional paid-in capital	8,865,199	7,890,199
Statutory reserves	315,808	129,497
Retained earnings	394,556	259,507
Accumulated other comprehensive income (loss)	122,564	(966,782)
Total shareholders' equity	62,678,952	23,118,042
Total liabilities and shareholders' equity	$ 65,020,573	$ 23,968,831